Equity-Accounted Investments (Details) - USD ($)		6 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Exmar LPG BVBA
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture		50.00%
Advances to equity accounted joint venture partner		$ 52,300,000	$ 52,300,000
Interest receivable on advances to equity accounted joint ventures		$ 0	200,000
Exmar LPG BVBA | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		0.50%
Exmar LPG BVBA | Exmar
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture		50.00%
Bahrain LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner		$ 79,100,000	79,100,000
Interest receivable on advances to equity accounted joint ventures		0	$ 100,000
Excelsior Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Proceeds from sale of equity-accounted joint venture (note 6c)	$ 54,000,000
Gain (loss) on sale of equity investments		$ 5,600,000